Financial assets and liabilities, Reconciliation of changes in financing activities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Changes in Financing Activities [Abstract]
Opening balance	$ 244,092	$ 354,580
Cash proceeds from bank borrowings	412,349	28,068
Repayment of bank borrowings	(25,614)	(24,027)
Lease liabilities arranged		40,467
Repayment of leases	(87,529)	(159,963)
Accrued interest	37,828	35,510
Interest paid	(18,425)	(30,579)
Unrealized foreign exchange gains	(3,051)	36
Ending balance	559,650	244,092
Financial Debt [Member]
Reconciliation of Changes in Financing Activities [Abstract]
Opening balance	76,513	67,505
Cash proceeds from bank borrowings	412,349	28,068
Repayment of bank borrowings	(25,614)	(24,027)
Accrued interest	21,635	13,347
Interest paid	(4,784)	(8,416)
Unrealized foreign exchange gains	(3,051)	36
Ending balance	477,048	76,513
Lease Liabilities [Member]
Reconciliation of Changes in Financing Activities [Abstract]
Opening balance	167,579	287,075
Lease liabilities arranged		40,467
Repayment of leases	(87,529)	(159,963)
Accrued interest	16,193	22,163
Interest paid	(13,641)	(22,163)
Unrealized foreign exchange gains	0	0
Ending balance	$ 82,602	$ 167,579